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Financial Investors Trust | ALPS/Red Rocks Listed Private Equity Fund
SUMMARY SECTION ALPS | RED ROCKS LISTED PRIVATE EQUITY FUND (THE "FUND")
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 98 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 45 of the Fund's statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Financial Investors Trust - ALPS/Red Rocks Listed Private Equity Fund	Investor Class	Class A	Class C	Class I	Class R
Maximum sales charge (load) imposed on purchases	none	5.50%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Financial Investors Trust - ALPS/Red Rocks Listed Private Equity Fund		Investor Class	Class A	Class C	Class I	Class R
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	none	0.50%
Shareholder Services Fees		0.15%	0.15%	none	none	none
Other Fund Expenses		0.27%	0.26%	0.31%	0.34%	0.26%
Total Other Expenses		0.42%	0.41%	0.31%	0.34%	0.26%
Acquired Fund Fees and Expenses		0.79%	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[1]	2.31%	2.30%	2.95%	1.98%	2.40%
Fee Waiver and Expense Reimbursement		none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.31%	2.30%	2.95%	1.98%	2.40%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	ALPS Advisors, Inc. (the "Adviser") and Red Rocks Capital LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2021. The Adviser and the Sub-Adviser will be permitted to recapture, on a class- by-class basis, expenses it has borne through this letter agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2021 without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Financial Investors Trust - ALPS/Red Rocks Listed Private Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	234	721	1,234	2,642
Class A	770	1,229	1,712	3,037
Class C	398	912	1,552	3,266
Class I	201	621	1,067	2,303
Class R	243	748	1,280	2,732

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
Financial Investors Trust | ALPS/Red Rocks Listed Private Equity Fund | Class C | USD ($)	298	912	1,552	3,266

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended October 31, 2019, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

To achieve its objective, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies. Although the Fund does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company's status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Sub-Adviser selects investments from the Listed Private Equity Company universe, across all market capitalizations, pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business ("vintage year").

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

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Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

●	Managed Portfolio Risk. The manager's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

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Private Equity Risk. In addition to the risks associated with the Fund's direct investments, the Fund is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Fund invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk.

●

Industry Risk. The Fund's investments could be concentrated within one industry or group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

●

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●	Currency Risk. The value of the Fund's investments may fall as a result of changes in exchange rates.

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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

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Small – to Mid-Capitalization Companies Risk. The Fund's investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class C shares of the Fund commenced operations on June 30, 2010. The performance shown in the table below for periods prior to June 30, 2010 for Class C shares reflects the performance of the Fund's Investor Class shares, the initial share class, calculated using the fees and expenses of Class C shares, without the effect of any fee and expense limitations or waivers. If Class C shares of the Fund had been available during periods prior to June 30, 2010, the performance shown may have been different. Class A shares of the Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund's Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares, without the effect of any fee and expense limitations or waivers. If Class A shares of the Fund had been available during periods prior to June 12, 2018, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index and additional indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter – March 31, 2012	18.36%
Worst Quarter – September 30, 2011	-26.40%

The Fund's Investor Class share year-to-date return as of December 31, 2019 was 39.99%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares, Class I shares and Class R shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Returns (for periods ended December 31, 2019)
Average Annual Total Returns - Financial Investors Trust - ALPS/Red Rocks Listed Private Equity Fund		1 Year	5 Years	10 Years
Investor Class		39.99%	10.64%	12.12%
Investor Class | After Taxes on Distributions		33.96%	7.86%	9.59%
Investor Class | After Taxes on Distributions and Sales		25.10%	7.39%	8.83%
Class A		32.04%	9.39%	11.48%
Class C		37.92%	9.84%	11.27%
Class I		40.31%	10.93%	12.43%
Class R		39.76%	10.42%	11.93%
Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	28.10%	9.30%	10.29%
MSCI World Index (reflects no deduction for fees, expenses or taxes)		28.40%	9.36%	10.08%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	[2]	36.67%	10.51%	11.86%
[1]	Broad-based securities market index. The Morningstar Developed Markets Index is replacing the MSCI World Index as the Fund's primary index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index more closely aligns to the Fund's investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.
[2]	Additional index.